Related Party Transactions - Net Contributions from Parent are Included within Net Parent Investment (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 25, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Net contribution from H-D	$ 79,922		$ 79,922	$ 86,279
Settlement of notes payable to related party and accrued interest	(21,610)			0
Transfer of assets to H-D	568			0
Stock compensation expense	171	$ (8,926)	(394)	(786)
Transfers from H-D per cash flow statement	$ 59,051	$ 0	$ 59,051	$ 85,493